December 5, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Harris Bretall Sullivan & Smith Growth Equity Fund series of the Registrant for the six month period ended September 30, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                     Harris Bretall Sullivan & Smith, Inc.

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund












                               Semi-Annual Report

                                                          September 30, 1997

                     Harris Bretall Sullivan & Smith, Inc.


Dear Shareholder:

The Harris Bretall Sullivan & Smith Growth Equity Fund is pleased to report an average annualized total return of 21.44% from inception on May 1, 1996 through October 31, 1997. A cumulative return was reported for the Fund of 33.87% for the same period.* Harris Bretall invests in high quality, growth companies that possess the best opportunities for earnings growth. Harris Bretall represents a portfolio of solutions for our clients by investing in those companies that will help them reach their financial goals.

The market experienced one of the most impressive performance periods in recent memory due mostly to strong fundamental economic factors. During the period, interest rates moved modestly lower as foreign and domestic investors poured money into the Treasury Market. The long bond was up 2 points on Tuesday, October 27 -- yielding 6.13% -- the lowest yield since the spring of 1996. In addition, all data continues to show that, despite healthy economic activity, inflation remains very much contained. Clearly, the "Virtuous Cycle" -- solid earnings growth along with benign interest rates -- is still intact.

While the crash of the Asian markets has implications for their economies, it has very little fundamental effect on the U.S. economy. Harris Bretall forecasts the effect on the U.S. GDP may only be .25% - .50%. As a result, U.S. inflation should be lower than it would have been, and threat of Federal Reserve tightening is greatly reduced. With lower inflation, lower interest rates, and only minimal disruption to U.S. corporate earnings, the fundamental story remains as strong as ever. Fundamentally, stock prices today represent a buying opportunity for investors.

Our forecast is that the economy is likely to experience a 2 1/2%-3 1/2% GDP expansion. Inflation should remain below 3% and long-term interest rates will be stable to lower. We project continued growth through the remainder of the decade, with the Dow Jones Industrial Average reaching 10,000 by the year 2000. We base this forecast on our observation that the power of the current economic environment comes from productivity gains fostered by continued investments in technology. We remain optimistic that this positive investment environment will persist and are confident that the Harris Bretall portfolio will continue to perform well for our investors.

Continuing our commitment to the future, Harris Bretall is excited to announce its alliance with Value Asset Management, a Connecticut based holding company. As a part of this transaction, we expanded our ownership to include three new partners: Susan A. Foley, David S. Post and Gordon J. Ceresino. We are excited about the opportunities this alliance creates for Harris Bretall and for our clients.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund


On behalf of everyone at Harris Bretall, we thank you for your participation in the Growth Equity Fund. Please do not hesitate to contact us at 800/685-HBSS should you have any questions regarding our mutual fund or any of our other services.

Sincerely,





/s/                                                  /s/
John J. Sullivan, CFA                                Gordon J. Ceresino
Partner                                              Senior Vice President










      *Results shown are past performance which should not be regarded as an indication of future returns. The value of the Fund's shares and their return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's average annual total return, for the period from inception on May 1, 1996 through September 30, 1997 was 25.64% and for the year ended on that date was 34.02%.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 98.4%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Capital Goods/Conglomerate: 8.6%
       1,700         Dover Corp..............................................................            $ 115,387
       1,700         General Electric Company................................................              115,706
       2,500         Illinois Tool Works, Inc................................................              125,000
       1,650         Tyco International, Inc.................................................              135,403
                                                                                                           -------
                                                                                                           491,496
                                                                                                           -------
                     Consumer Cyclical: 6.3%
       2,200         Home Depot, Inc.........................................................              114,675
       2,550         Interpublic Group Companies, Inc........................................              130,846
       3,150         Wal-Mart Stores, Inc....................................................              115,369
                                                                                                           -------
                                                                                                           360,890
                                                                                                           -------
                     Consumer Services: 4.4%
       3,600         Mattel, Inc.............................................................              119,250
       1,700         Walt Disney Company*....................................................              137,063
                                                                                                           -------
                                                                                                           256,313
                                                                                                           -------
                     Consumer Staples: 6.4%
       2,000         Colgate Palmolive Company*..............................................              139,375
       1,300         Gillette Company........................................................              112,206
       2,100         Safeway, Inc............................................................              114,187
                                                                                                           -------
                                                                                                           365,768
                                                                                                           -------
                     Cosmetics and Toiletries: 2.0%
       1,640         Proctor & Gamble Company................................................              113,262
                                                                                                           -------

                     Pharmaceuticals/Biotechnology: 12.0%
       2,100         Abbott Laboratories*....................................................              134,269
       2,000         Amgen, Inc..............................................................               95,875
       1,300         Bristol-Myers Squibb Company............................................              107,575
       1,100         Merck & Co., Inc........................................................              109,931
       2,000         Pfizer, Inc.............................................................              120,125
       2,300         Schering-Plough Corp....................................................              118,450
                                                                                                           -------
                                                                                                           686,225
                                                                                                           -------
See accompanying Notes to Financial Statements.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial: 12.8%
       1,125         American International Group, Inc.......................................            $ 116,086
       1,700         BankAmerica Corp.    ...................................................              124,631
         850         Citicorp................................................................              113,847
       1,450         Franklin Resources, Inc.................................................              135,031
       1,700         Merrill Lynch & Co......................................................              126,119
       1,900         Norwest Corp............................................................              116,375
                                                                                                           -------
                                                                                                           732,089
                                                                                                           -------
                     Food and Beverage: 8.7%
       2,100         Coca-Cola Company.......................................................              127,969
       1,700         ConAgra, Inc............................................................              112,200
       2,400         McDonald's Corp.........................................................              114,300
       3,800         Pepsico, Inc............................................................              142,500
                                                                                                           -------
                                                                                                           496,969
                                                                                                           -------
                     Health Care: 6.1%
       2,400         Medtronic, Inc..........................................................              112,800
       1,600         Oxford Health Plans, Inc................................................              119,800
       2,400         United Healthcare Corp..................................................              120,000
                                                                                                           -------
                                                                                                           352,600
                                                                                                           -------
                     Health Products: 2.2%
       2,200         Johnson & Johnson.......................................................              126,775
                                                                                                           -------

                     Hotels and Motels: 2.3%
       1,800         HFS, Inc................................................................              133,988
                                                                                                           -------

                     Technology/Defense: 7.9%
       2,450         Autodesk, Inc...........................................................              111,169
       2,500         Automatic Data Processing, Inc..........................................              125,000
         810         Microsoft Corp..........................................................              107,173
       3,000         Oracle Corp.............................................................              109,313
                                                                                                           -------
                                                                                                           452,655
                                                                                                           -------
See accompanying Notes to Financial Statements.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Telecommunications/Hardware: 17.1%
       2,000         Applied Materials, Inc..................................................            $ 190,500
       1,600         Cisco Systems, Inc......................................................              116,900
       2,375         Compaq Computer Corp....................................................              177,531
       1,400         Intel Corp..............................................................              129,238
       2,000         Linear Technology Corp..................................................              137,500
       1,400         Lucent Technologies, Inc................................................              113,925
       2,200         Tellabs, Inc............................................................              113,300
                                                                                                           -------
                                                                                                           978,894
                                                                                                           -------
                     Transportation: 1.6%
       1,500         Union Pacific Corp......................................................               93,938
                                                                                                            ------

                     Total common stocks (cost $4,374,773)...................................            5,641,862
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 3.6%
------------------------------------------------------------------------------------------------------------------------------------
    $209,000         Star Bank Repurchase Agreement, 5.45%, dated 9/30/97,
                     due 10/1/97, collateralized by $210,000 GNMA (value of
                     collateral $215,250) (cost $209,000)....................................              209,000
                                                                                                           -------

                     Total Investments in Securities (cost $4,583,773+): 102.0% .............            5,850,862
                     Liabilities in excess of Other Assets: (2.0)%...........................             (117,791)
                                                                                                          --------
                     Total Net Assets: 100.0% ...............................................           $5,733,071
                                                                                                        ==========

*Non-income producing security.

+ At September 30, 1997, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................           $1,302,367
                     Gross unrealized depreciation...........................................              (35,278)
                                                                                                           -------
                               Net unrealized appreciation...................................           $1,267,089
                                                                                                        ==========


See accompanying Notes to Financial Statements.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $4,583,773) .................................           $5,850,862
      Cash...................................................................................                   58
      Receivables:
            From Advisor.....................................................................                  164
            Dividends and interest ..........................................................                3,948
            Securities sold..................................................................               11,421
      Prepaid expenses.......................................................................               12,372
                                                                                                            ------
                  Total assets ..............................................................            5,878,825
                                                                                                         ---------

LIABILITIES
      Payables:
            Administration fee...............................................................                2,563
            Distribution fees................................................................                3,434
            Fund shares redeemed.............................................................               15,209
            Securities purchased.............................................................              117,425
      Accrued expenses.......................................................................                7,123
                                                                                                             -----
                  Total liabilities..........................................................              145,754
                                                                                                           -------

NET ASSETS                                                                                              $5,733,071
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($5,733,071/415,213 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $13.81
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $4,532,123
      Accumulated net investment loss........................................................               (3,716)
      Accumulated net realized loss on investments...........................................              (62,425)
      Net unrealized appreciation on investments.............................................            1,267,089
                                                                                                         ---------
            Net assets ......................................................................           $5,733,071
                                                                                                        ==========




See accompanying Notes to Financial Statements.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1997
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 20,942
            Interest.........................................................................                8,238
                                                                                                             -----
                  Total income...............................................................               29,180
                                                                                                            ------

      Expenses
            Advisory fees....................................................................               18,288
            Administration fee...............................................................               15,041
            Custodian and accounting fees....................................................               11,247
            Audit fees.......................................................................                8,399
            Distribution costs...............................................................                6,096
            Transfer agent fees..............................................................                4,352
            Miscellaneous....................................................................                1,675
            Reports to shareholders..........................................................                1,607
            Trustee fees.....................................................................                1,607
            Legal fees.......................................................................                1,394
            Registration fees................................................................                  479
                                                                                                               ---
                  Total expenses.............................................................               70,185
                  Less: expenses reimbursed/waived...........................................              (38,729)
                                                                                                           -------
                  Net expenses...............................................................               31,456
                                                                                                            ------
                        Net investment income ...............................................               (2,276)
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized loss from security transactions.....................................              (71,447)
            Net change in unrealized appreciation on investments.............................            1,078,109
                                                                                                         ---------
                  Net realized and unrealized gain on investments............................            1,006,662
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................           $1,004,386
                                                                                                        ==========



See accompanying Notes to Financial Statements.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months       May 1, 1996*
                                                                                   Ended            through
                                                                            September 30, 1997# March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss) income..............................................         $ (2,276)             $ 53
Net realized (loss) gain from security transactions.......................          (71,447)            9,022
Net change in unrealized appreciation on investments......................        1,078,109           188,980
                                                                                  ---------           -------
      Net increase in net assets resulting from operations ...............        1,004,386           198,055
                                                                                  ---------           -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.....................................................              -0-            (1,493)
                                                                                         -             ------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
   outstanding shares (a).................................................        1,262,318         3,269,805
                                                                                  ---------         ---------
      Total increase in net assets .......................................        2,266,704         3,466,367

NET ASSETS
Beginning of period.......................................................        3,466,367               -0-
                                                                                  ---------                -
End of period (including accumulated net investment loss of
      $3,716 and $1,440, respectively)....................................       $5,733,071        $3,466,367
                                                                                 ==========        ==========

(a) A summary of capital shares transactions is as follows:
                                                               Six Months                     May 1, 1996*
                                                                  Ended                          through
                                                           September 30, 1997#               March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                         Shares          Value            Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .........................................     105,330      $1,319,720         327,664      $3,416,156
Shares issued in reinvestment of distributions.......         -0-             -0-             140           1,488
Shares redeemed......................................      (4,296)        (57,402)        (13,625)       (147,839)
                                                           ------         -------         -------        --------
Net increase.........................................     101,034      $1,262,318         314,179      $3,269,805
                                                          =======      ==========         =======      ==========

*Commencement of operations.

#Unaudited.

See accompanying Notes to Financial Statements.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months          May 1, 1996*
                                                                                   Ended               through
                                                                            September 30, 1997#    March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period......................................        $11.03               $10.00
Income from investment operations:
      Net investment (loss) income........................................          (.01)                 .00
      Net realized and unrealized gain on investments.....................          2.79                 1.04
                                                                                    ----                 ----
Total from investment operations..........................................          2.78                 1.04
                                                                                    ----                 ----

Less distributions:
      From net investment income..........................................           .00                 (.01)
                                                                                     ---                 ----

Net asset value, end of period............................................        $13.81               $11.03
                                                                                  ======               ======

Total return..............................................................         25.20%               10.36%

Ratios/supplemental data:
Net assets, end of period (millions)......................................          $ 5.7               $ 3.5

Ratio of expenses to average net assets:
      Before expense reimbursement and waiver.............................          2.87%+               4.97%+
      After expense reimbursement and waiver..............................          1.29%+               1.28%+

Ratio of net investment (loss) income to average net assets:
      Before expense reimbursement and waiver.............................         (1.68)%+             (3.69)%+
      After expense reimbursement and waiver..............................         (0.09)%+              0.00%+

Portfolio turnover rate...................................................         26.08%               14.62%

Average commission rate paid per share....................................        $.0700              $.0688

*Commencement of operations.

#Unaudited.

+Annualized.


See accompanying Notes to Financial Statements.

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES TO FINANCIAL STATEMENTS at September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on May 1, 1996. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the six months ended  September 30, 1997,  Harris  Bretall  Sullivan &
Smith, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended September 30, 1997, the Fund incurred $18,288 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.29% of average

                        Harris Bretall Sullivan & Smith
                               Growth Equity Fund

NOTES
TO FINANCIAL  STATEMENTS  (Unaudited),  Continued

net assets annually. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with any applicable laws or expense limitations. For the six months ended September 30, 1997, the Advisor waived its fees and reimbursed the Fund in the amount of $38,729.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

     Under $25 million - 0.12% of average daily net assets
     $25 to $50 million - 0.07% of average  daily net assets
     $50 to $100  million - 0.05% of average daily net assets
     Over $100 million - 0.03% of average daily net assets, with a minimum fee of $30,000 annually


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITES

      The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended September 30, 1997 were $2,419,213 and $1,193,231, respectively.

                                     Advisor

                      Harris Bretall Sullivan & Smith, Inc.
                         One Sansome Street, Suite 3300
                             San Francisco, CA 94104
                                 (415) 765-8300
                        Account Inquiries (800) 385-7003

                                   Distributor

                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                     Transfer and Dividend Disbursing Agent

                          American Data Services, Inc.
                           150 Motor Parkway, Ste. 109
                               Hauppauge, NY 11788
                                 (800) 385-7003

                              Independent Auditors

                                Ernst & Young LLP
                             515 South Flower Street
                              Los Angeles, CA 90071

                                  Legal Counsel

                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.